UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Investment Management, L.P.

Address:   One Market Plaza
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13168


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  8/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              67

Form 13F Information Table Value Total:  $      419,378
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADVANCE AUTO PARTS INC       COM            00751Y106      896     17,852 SH       SOLE                    17,852      0    0
AEROPOSTALE                  COM            007865108      861     30,051 SH       SOLE                    30,051      0    0
AKAMAI TECHNOLOGIES INC      COM            00971T101      326      8,039 SH       SOLE                     8,039      0    0
ALEXION PHARMACEUTICALS INC  COM            015351109    10067    196,664 SH       SOLE                   196,664      0    0
AMERICAN MED SYS HLDGS INC   COM            02744M108     1720     77,767 SH       SOLE                    77,767      0    0
AMERICAN TOWER CORP          COM            029912201     2687     60,391 SH       SOLE                    60,391      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108     5497      2,924 SH  CALL SOLE                     2,924      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    40882  2,174,574 SH       SOLE                 2,174,574      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    15638 18,349,900 PRN      SOLE                18,349,900      0    0
APPLE INC                    COM            037833100    10515     41,803 SH       SOLE                    41,803      0    0
ARCH COAL INC                COM            039380100     5323    268,724 SH       SOLE                   268,724      0    0
ATHEROS COMMUNICATIONS INC   COM            04743P108      410     14,881 SH       SOLE                    14,881      0    0
AUTODESK INC                 COM            052769106      350     14,385 SH       SOLE                    14,385      0    0
BAIDU INC                    COM            056752108    12128    178,147 SH       SOLE                   178,147      0    0
BANCO BRADESCO S A           COM            059460303     2609    164,500 SH       SOLE                   164,500      0    0
BIOVAIL CORP                 COM            09067J109     1950    101,344 SH       SOLE                   101,344      0    0
BRIGHAM EXPLORATION CO       COM            109178103     3076    200,016 SH       SOLE                   200,016      0    0
BROADCOM CORP                COM            111320107      552     16,735 SH       SOLE                    16,735      0    0
CARDINAL HEALTH INC          COM            14149Y108    16206    482,178 SH       SOLE                   482,178      0    0
CAVIUM NETWORKS INC          COM            14965A101      365     13,938 SH       SOLE                    13,938      0    0
CB RICHARD ELLIS GROUP INC   COM            12497T101    17701  1,300,573 SH       SOLE                 1,300,573      0    0
CENTENE CORP DEL             COM            15135B101     1672     77,761 SH       SOLE                    77,761      0    0
CITIGROUP INC                COM            172967416    13347    118,123 SH       SOLE                   118,123      0    0
CITRIX SYS INC               COM            177376100     6468    153,172 SH       SOLE                   153,172      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102      345      6,883 SH       SOLE                     6,883      0    0
CTRIP COM INTL LTD           COM            22943F100     2158     57,466 SH       SOLE                    57,466      0    0
DAVITA INC                   COM            23918K108    18232    291,991 SH       SOLE                   291,991      0    0
DENDREON CORP                COM            24823Q107     5158    159,550 SH       SOLE                   159,550      0    0
DIRECTV                      COM            25490A101    10756    317,102 SH       SOLE                   317,102      0    0
EQUINIX INC                  COM            29444U502      717      8,830 SH       SOLE                     8,830      0    0
EXELON CORP                  COM            30161N101     5317    140,032 SH       SOLE                   140,032      0    0
EXPRESS SCRIPTS INC          COM            302182100     5756    122,410 SH       SOLE                   122,410      0    0
F5 NETWORKS INC              COM            315616102     3292     48,008 SH       SOLE                    48,008      0    0
GAFISA S A                   COM            362607301      876     72,341 SH       SOLE                    72,341      0    0
GLAXOSMITHKLINE PLC          COM            37733W105     5013      1,474 SH  PUT  SOLE                     1,474      0    0
GLAXOSMITHKLINE PLC          COM            37733W105     2782        818 SH  PUT  SOLE                       818      0    0
HEARTWARE INTL INC           COM            422368100     2157     30,789 SH       SOLE                    30,789      0    0
ILLUMINA INC                 COM            452327109    17608    404,502 SH       SOLE                   404,502      0    0
KING PHARMACEUTICALS INC     COM            495582108       65      8,600 SH       SOLE                     8,600      0    0
KING PHARMACEUTICALS INC     CNV            495582AJ7     7786  8,861,000 PRN      SOLE                 8,861,000      0    0
LABORATORY CORP AMER HLDGS   COM            50540R409     1893     25,124 SH       SOLE                    25,124      0    0
LIFEPOINT HOSPITALS INC      CNV            53219LAG4      613    658,000 PRN      SOLE                   658,000      0    0
LIFEPOINT HOSPITALS INC      COM            53219L109     8508    270,960 SH       SOLE                   270,960      0    0
MARVELL TECHNOLOGY GROUP LTD COM            G5876H105      717     45,497 SH       SOLE                    45,497      0    0
MAXLINEAR INC                COM            57776J100      333     23,852 SH       SOLE                    23,852      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    12180    556,666 SH       SOLE                   556,666      0    0
NETAPP INC                   COM            64110D104      327      8,775 SH       SOLE                     8,775      0    0
NETLOGIC MICROSYSTEMS INC    COM            64118B100      371     13,624 SH       SOLE                    13,624      0    0
OMNIVISION TECHNOLOGIES INC  COM            682128103     3252      1,517 SH  CALL SOLE                     1,517      0    0
OMNIVISION TECHNOLOGIES INC  COM            682128103     4606    214,818 SH       SOLE                   214,818      0    0
PERKINELMER INC              COM            714046109     3650    176,601 SH       SOLE                   176,601      0    0
PRECISION CASTPARTS CORP     COM            740189105    19043    185,031 SH       SOLE                   185,031      0    0
RACKSPACE HOSTING INC        COM            750086100      354     19,307 SH       SOLE                    19,307      0    0
ROSS STORES INC              COM            778296103    18501    347,177 SH       SOLE                   347,177      0    0
SALESFORCE COM INC           COM            79466L302      331      3,852 SH       SOLE                     3,852      0    0
SALIX PHARMACEUTICALS INC    COM            795435106    11809    302,551 SH       SOLE                   302,551      0    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    16496  1,309,187 SH       SOLE                 1,309,187      0    0
SBA COMMUNICATIONS CORP      COM            78388J106     2710     79,672 SH       SOLE                    79,672      0    0
SEQUENOM INC                 COM            817337405      319     53,954 SH       SOLE                    53,954      0    0
UNIVERSAL HLTH SVCS INC      COM            913903100     8381    219,685 SH       SOLE                   219,685      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
VMWARE INC                   COM            928563402     2380     38,032 SH       SOLE                    38,032      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    17720    436,772 SH       SOLE                   436,772      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106     7483    315,217 SH       SOLE                   315,217      0    0
WELLPOINT INC                COM            94973V107     8285    169,318 SH       SOLE                   169,318      0    0
WRIGHT MED GROUP INC         COM            98235T107     3453    207,900 SH       SOLE                   207,900      0    0
ZIMMER HLDGS INC             COM            98956P102     1226     22,687 SH       SOLE                    22,687      0    0
ZIONS BANCORPORATION         COM            989701107     5173    239,823 SH       SOLE                   239,823      0    0


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